Acquisitions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Les Colorants [Member]
Business Acquisition [Line Items]
Acquisition of new businesses, net of cash acquired	$ 4.6
Equity interest prior to acquisition (in hundredths)		50.00%
Goodwill and intangibles resulting from purchase price allocation	8.7
Remeasurement gain	$ 3.6
LCW Polska [Member]
Business Acquisition [Line Items]
Equity interest prior to acquisition (in hundredths)		75.00%